Stockholders' Equity - Summary of Recognized Share-based Compensation Cost (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	$ 70,000	$ 116,000	$ 203,000	$ (5,000)
Selling, General and Administrative [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	54,000	$ 116,000	160,000	58,000
Research and Development [Member]
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Share-based compensation (Income) expense	$ 16,000		$ 43,000	$ (63,000)